PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Sensitivity Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (11,388)	$ (12,590)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	14,058	15,637
Mortality rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	3,229	3,491
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (3,313)	$ (3,588)